Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Exercise of stock options	881,936	522,032	682,263
Purchase of treasury stock	104,836	54,295	97,430
Retirement of treasury stock		17,270,930
Common stock dividends/distributions	$ 2.75	$ 2.50
Preferred stock dividend shares	$ 63.80	$ 63.80	$ 63.80
Treasury Stock [Member]
Purchase of treasury stock	104,836	54,295	97,430
Retirement of treasury stock		17,270,930
Additional Paid-in Capital [Member]
Exercise of stock options	881,936	522,032	682,263
Accumulated Deficit [Member]
Common stock dividends/distributions	$ 2.75	$ 2.50
Preferred stock dividend shares	$ 63.80	$ 63.80	$ 63.80